UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207               8/15/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  49
                                        -------------------

Form 13F Information Table Value Total:  $552,688
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES                   COM              032654105    20,783       273,460    SH     SOLE                           273,460
AMERICAN EXPRESS                 COM              025816109    17,387       333,554    SH     SOLE                           333,554
AMERICAN INTL GROUP              COM              026874107    18,306       155,792    SH     SOLE                           155,792
AUTO DATA PROCESSING             COM              053015103    25,093       468,481    SH     SOLE                           468,481
AVANEX                           COM              05348W109     5,270        55,188    SH     SOLE                            55,188
BROADCOM                         COM              111320107     1,354         6,185    SH     SOLE                             6,185
CENTRAL NEWSPAPERS               COM              154647101     7,901       124,915    SH     SOLE                           124,915
CLEAR CHANNEL COMMUNICATION      COM              184502102    19,890       265,205    SH     SOLE                           265,205
CISCO SYSTEMS                    COM              17275R102    22,023       346,484    SH     SOLE                           346,484
COLGATE                          COM              194162103       545         9,098    SH     SOLE                             9,098
COMCAST SPECIAL A                COM              200300200    12,116       299,155    SH     SOLE                           299,155
DANAHER                          COM              235851102    21,728       439,506    SH     SOLE                           439,506
COMVERSE TECH                    COM              205862402    21,969       236,225    SH     SOLE                           236,225
DOVER                            COM              260003108       850        20,955    SH     SOLE                            20,955
EMC CORP                         COM              268648102    17,450       226,808    SH     SOLE                           226,808
EMERSON ELECTRIC                 COM              291011104    12,753       211,225    SH     SOLE                           211,225
GENERAL ELECTRIC                 COM              369604103     3,052        57,592    SH     SOLE                            57,592
GEMSTAR                          COM              G3788V106     8,051       131,012    SH     SOLE                           131,012
HARCOURT GENERAL                 COM              41163G101     6,546       120,390    SH     SOLE                           120,390
ILLINOIS TOOL WORKS              COM              452308109    11,848       207,856    SH     SOLE                           207,856
INTEL                            COM              458140100     1,650        12,344    SH     SOLE                            12,344
INTERPUBLIC GROUP                COM              460690100    19,825       461,056    SH     SOLE                           461,056
JDS UNIPHASE                     COM              46612J101    19,761       164,850    SH     SOLE                           164,850
AT&T LIBERTY MEDIA               COM              001957208    26,498     1,093,423    SH     SOLE                         1,093,423
MACROVISION                      COM              555904101       857        13,400    SH     SOLE                            13,400
MERCK                            COM              589331107     4,425        57,753    SH     SOLE                            57,753
MERRILL LYNCH                    COM              590188108     1,305        11,347    SH     SOLE                            11,347
MICROSOFT                        COM              594918104       624         7,800    SH     SOLE                             7,800
NABISCO HOLDINGS                 COM              629526104       712        13,550    SH     SOLE                            13,550
NEXTEL                           COM              65332V103     5,810        94,950    SH     SOLE                            94,950
NORTEL NETWORKS                  COM              656569100    17,192       251,960    SH     SOLE                           251,960
ORACLE                           COM              68389X105       862        10,250    SH     SOLE                            10,250
PMC-SIERRA                       COM              69344F106     7,421        41,765    SH     SOLE                            41,765
PFIZER                           COM              717081103    16,790       349,801    SH     SOLE                           349,801
RAMTRON INTL                     COM              751907304       518        26,400    SH     SOLE                            26,400
SEALED AIR                       COM              812115103    22,391       427,516    SH     SOLE                           427,516
BERKSHIRE HATHAWAY A             COM              084670108    13,880           258    SH     SOLE                               258
BERKSHIRE HATHAWAY B             COM              084670207    13,913         7,905    SH     SOLE                             7,905
SPRINT PCS                       COM              852061506     3,371        56,659    SH     SOLE                            56,659
VERITAS                          COM              923436109    16,028       141,821    SH     SOLE                           141,821
VODAFONE                         COM              92857T107    14,572       349,029    SH     SOLE                           349,029
WAL MART                         COM              931142103    17,950       311,495    SH     SOLE                           311,495
WATERS CORP                      COM              941848103     1,326        10,625    SH     SOLE                            10,625
WELLS FARGO                      COM              949740108    16,408       423,440    SH     SOLE                           423,440
XILINX                           COM              983919101    16,217       196,418    SH     SOLE                           196,418
YORK INTL                        COM              986670107     6,494       257,200    SH     SOLE                           257,200
ADC TELECOMMUNICATIONS           COM              000886101       446        10,625    SH     SOLE                            10,625
ADOBE SYSTEMS                    COM              00724F101       880         6,770    SH     SOLE                             6,770
AGILENT                          COM              00846U101       514         6,972    SH     SOLE                             6,972
AMDOCS                           COM              G02602103    16,643       216,845    SH     SOLE                           216,845
HOME DEPOT                       COM              437076102    12,490       250,112    SH     SOLE                           250,112